Note 16 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
At January 1	$ (4,721)	$ (1,982)
Deferred income tax (expense) benefit through income statement	1,567	(1,026)
Deferred income tax (expense) benefit through OCI	597	(1,713)
At December 31	$ (2,557)	$ (4,721)